Inventories (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Total inventories	$ 41,886	$ 36,476	$ 34,529
Intravenous Drugs [Member]
Inventory [Abstract]
Total inventories	29,599	25,674	28,897
Oral Pharmaceuticals [Member]
Inventory [Abstract]
Total inventories	$ 12,287	$ 10,802	$ 5,632